CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable	$ 26,518	$ 23,535
Advance from customers	32,241	24,789
Accrued expenses and other current liabilities	$ 90,357	$ 57,819
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	244,895,045	244,895,045
Ordinary shares, shares outstanding	226,569,381	226,080,381
Treasury stock, shares	18,311,418	18,588,418
Consolidated VIEs
Accounts payable	$ 0	$ 0
Accrued expenses and other current liabilities	$ 0	$ 490